Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Schedule of Fair Value of Level 3 Derivative Liabilities on Fair Value of Recurring Basic

The following table sets forth a summary of the changes in the fair value of Level 3 derivative liabilities that are measured at fair value on a recurring basis:

Derivative
Liabilities
Balance – January 1, 2020	$-
Derivative liabilities associated with the issuance of common stock warrants	513,534
Derivative liabilities associated with the issuance of placement agent warrants	32,502
Change in fair value of derivative liabilities	(346,129)
Balance – March 31,2020	199,907
Change in fair value of derivative liabilities	81,276
Balance June 30, 2020	281,183
Change in fair value of derivative liabilities	53,046
Reclassification of warrant derivatives to equity	(334,229)
Balance – September 30, 2020	$-

Summary of Potentially Dilutive Common Stock Equivalents

The following table summarizes the number of potentially dilutive common stock equivalents excluded from the calculation of diluted net loss per common share as of September 30, 2020 and 2019:

	September 30,
	2020	2019
Shares of common stock issuable upon exercise of warrants	34,022,068	4,366,960
Shares of common stock issuable upon exercise of options	5,315,540	1,517,000
Potentially dilutive common stock equivalents excluded from diluted net loss per share	39,337,608	5,883,960

The following table summarizes the number of potentially dilutive common stock equivalents excluded from the calculation of diluted net loss per common share as of December 31, 2019 and 2018:

	December 31,
	2019	2018
Shares of common stock issuable upon exercise of warrants	4,366,960	3,780,571
Shares of common stock issuable upon exercise of options and restricted stock units	2,687,367	2,883,256
Potentially dilutive common stock equivalents excluded from diluted net loss per share	7,054,327	6,663,827

Schedule of Basic and Diluted Loss Per Common Share

The following table summarizes net loss attributable to common stockholders used in the calculation of basic and diluted loss per common share:

	For the Years Ended
	December 31,
	2019	2018
Net loss	$(7,625,397)	$(13,042,709)
Deemed dividend to Series A and B preferred stockholders	-	(3,310,001)
Net loss attributable to common stockholders	$(7,625,397)	$(16,352,710)

Schedule of Revenue Recognized

The following table summarizes the Company’s revenue recognized in the accompanying statements of operations:

	For the Years Ended
	December 31,
	2019	2018
Royalty income	31,243	116,152
Contract research - related party	-	70,400
Total Revenues	$31,243	$186,552